Segment Reporting	12 Months Ended
May 03, 2014
Segment Reporting
17.	Segment Reporting

The Company’s three operating segments are: B&N Retail, B&N College and NOOK.

B&N Retail

This segment includes 661 bookstores as of May 3, 2014, primarily under the Barnes & Noble Booksellers trade name. The 661 Barnes & Noble stores generally offer a dedicated NOOK® area, a comprehensive trade book title base, a café, and departments dedicated to Juvenile, Toys & Games, DVDs, Music, Gift, Magazine and Bargain products. The stores also offer a calendar of ongoing events, including author appearances and children’s activities. The B&N Retail segment also includes the Company’s eCommerce website, barnesandnoble.com, and its publishing operation, Sterling Publishing.

B&N College

This segment includes 700 stores as of May 3, 2014, that are primarily school-owned stores operated under contracts by B&N College and include sales of digital content within the higher education marketplace through Yuzu™. The 700 B&N College stores generally offer new, used, rental and digital textbooks, course-related materials, emblematic apparel and gifts, trade books, computer products, NOOK® products and related accessories, school and dorm supplies, and convenience and café items.

NOOK

This segment includes the Company’s digital business, including the development and support of the Company’s NOOK® product offerings. The digital business includes digital content such as eBooks, digital newsstand, apps and sales of NOOK® devices and accessories to third party distribution partners, B&N Retail and B&N College.

Summarized financial information concerning the Company’s reportable segments is presented below:

Sales by Segment	53 weeks ended May 3, 2014	52 weeks ended April 27, 2013	52 weeks ended April 28, 2012
B&N Retail	$4,295,110	$4,568,243	$4,852,913
B&N College	1,748,042	1,763,248	1,743,662
NOOK	505,862	780,433	933,471
Elimination	(167,657)	(272,919)	(400,847)

Total	$6,381,357	$6,839,005	$7,129,199

Sales by Product Line	53 weeks ended May 3, 2014	52 weeks ended April 27, 2013	52 weeks ended April 28, 2012
Media (a)	68%	67%	66%
Digital (b)	9%	12%	15%
Other (c)	23%	21%	19%

Total	100%	100%	100%

Depreciation and Amortization	53 weeks ended May 3, 2014	52 weeks ended April 27, 2013	52 weeks ended April 28, 2012
B&N Retail	$125,991	$148,855	$162,693
B&N College	48,014	46,849	45,343
NOOK	42,802	31,430	24,631

Total	$216,807	$227,134	$232,667

Operating Profit/(Loss)	53 weeks ended May 3, 2014	52 weeks ended April 27, 2013	52 weeks ended April 28, 2012
B&N Retail	$228,062	$227,235	$161,136
B&N College	66,536	64,609	70,604
NOOK	(260,406)	(511,848)	(286,343)

Total	$34,192	$(220,004)	$(54,603)

Capital Expenditures	53 weeks ended May 3, 2014	52 weeks ended April 27, 2013	52 weeks ended April 28, 2012
B&N Retail	$66,763	$51,401	$87,596
B&N College	38,253	38,760	40,479
NOOK	29,965	75,674	35,477

Total	$134,981	$165,835	$163,552

Total Assets(d)	As of May 3, 2014	As of April 27, 2013
B&N Retail	$2,234,795	$2,193,458
B&N College	1,146,475	995,034
NOOK	156,179	544,044

Total	$3,537,449	$3,732,536

(a)	Includes tangible books, music, movies, rentals and newsstand.
(b)	Includes NOOK, related accessories, eContent and warranties.
(c)	Includes Toys & Games, café products, gifts and miscellaneous other.
(d)	Excludes intercompany balances.

A reconciliation of operating profit from reportable segments to income (loss) from continuing operations before taxes in the consolidated financial statements is as follows:

	53 weeks ended May 3, 2014	52 weeks ended April 27, 2013	52 weeks ended April 28, 2012
Reportable segments operating income (loss)	$34,192	$(220,004)	$(54,603)
Interest expense, net and amortization of deferred financing costs	(29,507)	(35,345)	(35,304)

Consolidated income (loss) before taxes	$4,685	$(255,349)	$(89,907)